Right-of-use assets - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Amount of short term and variable lease payments exempted	$ 5,436,911	$ 3,790,971	$ 4,958,760
Short term lease expense exempted	3,614,981	3,129,893	3,334,241
Variable lease expense exempted	$ 1,821,930	$ 661,078	$ 1,624,519
Campos Del Sol, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	27 years
Annual interest rate	1.86%
Finis Terrae, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	22 years
Annual interest rate	1.59%
La Cabaa, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	28 years
Annual interest rate	4.35%